SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Direct Expenses	Sep. 30, 2014 EJ Manuel	Sep. 30, 2014 Brand Contract	Sep. 30, 2014 Brand Contract EJ Manuel	Sep. 30, 2014 Brand Contract Vernon Davis	Sep. 30, 2014 Platform Common	Sep. 30, 2014 Platform Common Direct Expenses	Sep. 30, 2014 Platform Common Management Fees	Sep. 30, 2014 Platform Common Brand Contract	Sep. 30, 2014 Fantex Series Vernon Davis Convertible Tracking Stock	Sep. 30, 2014 Fantex Series Vernon Davis Convertible Tracking Stock Direct Expenses	Sep. 30, 2014 Fantex Series Vernon Davis Convertible Tracking Stock Management Fees	Sep. 30, 2014 Fantex Series Vernon Davis Convertible Tracking Stock Brand Contract	Sep. 30, 2014 Fantex Series EJ Manuel Convertible Tracking Stock	Sep. 30, 2014 Fantex Series EJ Manuel Convertible Tracking Stock Direct Expenses	Sep. 30, 2014 Fantex Series EJ Manuel Convertible Tracking Stock Management Fees	Sep. 30, 2014 Fantex Series EJ Manuel Convertible Tracking Stock Brand Contract
Income / (Loss) per Share
Potentially dilutive common share options (in shares)		0
Number of series of common stock		3
Attributed Income from Brand Contract		$ 463,110					$ 463,110						$ 23,155				$ 257,171				$ 182,784
Attributed expenses		3,096,920			3,096,920					3,039,325	3,064,774	(25,449)		55,562	31,011	24,551		2,033	1,135	898
Net Loss Before Income Taxes	(1,063,023)	(2,633,810)	(2,355,577)	(3,562,295)						(3,016,170)				201,609				180,751
Net loss	(1,063,023)	(2,633,810)	(2,355,577)	(3,562,295)						(3,016,170)				201,609				180,751
Brand contract income, platform common stock share (as a percent)							5.00%
Brand contract income, associated tracking stock share (as a percent)							95.00%
Management fee as percent of cash receipts							5.00%
Cash Receipts from Brand Contracts		535,768				18,914		18,914	516,854
Management Fee Expense		$ 26,788
Management fee, associated tracking stock share (as a percent)							95.00%